Shareholder Report	6 Months Ended
Jul. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios 2
Entity Central Index Key	0001099692
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
PGIM Core Short-Term Bond Fund
Shareholder Report [Line Items]
Fund Name	PGIM Core Short-Term Bond Fund
Class Name	PGIM Core Short-Term Bond Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the shares of PGIM Core Short-Term Bond Fund (the “Fund”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheets . You can also request this information by contacting us at (800) 225-1852.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Short-Term Bond Fund	$5	0.10%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 687,402,715
Holdings Count | Holdings	112
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 687,402,715
Number of fund holdings	112
Portfolio turnover rate for the period	5%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?

Credit Quality expressed as a percentage of total investments as of 7/31/2024 (%)
AAA	1.6
AA	17.6
A	33.8
BBB	18.0
Not Rated	1.2
Cash & Equivalents	27.8
Total	100.0

PGIM Core Ultra Short Bond Fund
Shareholder Report [Line Items]
Fund Name	PGIM Core Ultra Short Bond Fund
Class Name	PGIM Core Ultra Short Bond Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the shares of PGIM Core Ultra Short Bond Fund (the “Fund”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheets . You can also request this information by contacting us at (800) 225-1852.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Ultra Short Bond Fund	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 18,424,651,205
Holdings Count | Holdings	240
Investment Company, Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 18,424,651,205
Number of fund holdings	240
Portfolio turnover rate for the period	48%

Holdings [Text Block]	WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2024?
Credit Quality expressed as a percentage of total investments as of 7/31/2024 (%)
A-1+/P-1	65.0
A-1/P-1	35.0
Total	100.0

PGIM Institutional Money Market Fund
Shareholder Report [Line Items]
Fund Name	PGIM Institutional Money Market Fund
Class Name	PGIM Institutional Money Market Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the shares of PGIM Institutional Money Market Fund (the “Fund”) for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/investments/mutual-funds/prospectuses-fact-sheets . You can also request this information by contacting us at (800) 225-1852.
Additional Information Phone Number	(800) 225-1852
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Institutional Money Market Fund	$4	0.07%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%
Net Assets	$ 8,894,964,528
Holdings Count | Holdings	121
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2024?
Fund’s net assets	$ 8,894,964,528
Number of fund holdings	121

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS OF 7/31/2024?

Security Allocations	% of Net Assets
Repurchase Agreements	38.5%
Commercial Paper	22.2%
Certificates of Deposit	20.9%
U.S. Treasury Obligations	8.0%
Time Deposits	6.3%
Corporate Bonds	2.2%
Municipal Bonds	1.1%
U.S. Government Agency Obligations	0.6%
99.8%
Other assets in excess of liabilities	0.2%
100.0%